Treasury Risk Management - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018 [1]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		€ (863)	€ (820)
Bonds and other loans		(28,909)	(27,331)
Lease liabilities		(2,279)	(2,410)
Lease liabilities	[2]	(1,919)	(1,981)
Other financial liabilities		(206)	(150)
Trade payables, accruals and other liabilities		(14,336)	(14,118)
Deferred consideration		(235)	(214)
Total non-derivative financial liabilities		(46,828)	(45,043)
Derivative financial liabilities		(89)	(216)
Derivative & Non-derivative financial liabilities		(46,917)	(45,259)
Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		3,217	3,221
Derivative contracts - payments		(3,133)	(3,154)
Foreign exchange derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		8,783	17,108
Derivative contracts - payments		(8,952)	(17,317)
Commodity Derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - payments		(4)	(74)
Net carrying amount [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(853)	(814)
Bonds and other loans		(25,032)	(23,391)
Lease liabilities		(1,919)	(1,981)
Other financial liabilities		(183)	(150)
Trade payables, accruals and other liabilities		(14,336)	(14,118)
Deferred consideration		(208)	(187)
Total non-derivative financial liabilities		(42,531)	(40,641)
Derivative financial liabilities		(326)	(542)
Derivative & Non-derivative financial liabilities		(42,857)	(41,183)
Net carrying amount [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities		(154)	(276)
Net carrying amount [Member] | Foreign exchange derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities		(168)	(192)
Net carrying amount [Member] | Commodity Derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities		(4)	(74)
Within 1 year [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(399)	(529)
Bonds and other loans		(4,169)	(2,888)
Lease liabilities		(432)	(441)
Other financial liabilities		(125)	(149)
Trade payables, accruals and other liabilities		(14,166)	(13,945)
Deferred consideration		(39)	(14)
Total non-derivative financial liabilities		(19,330)	(17,966)
Derivative financial liabilities		(153)	(239)
Derivative & Non-derivative financial liabilities		(19,483)	(18,205)
Within 1 year [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		776	67
Derivative contracts - payments		(756)	(23)
Within 1 year [Member] | Foreign exchange derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		8,783	17,108
Derivative contracts - payments		(8,952)	(17,317)
Within 1 year [Member] | Commodity Derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - payments		(4)	(74)
Due between 1 and 2 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(9)	(12)
Bonds and other loans		(2,661)	(2,748)
Lease liabilities		(392)	(391)
Other financial liabilities			(1)
Trade payables, accruals and other liabilities		(93)	(140)
Deferred consideration		(124)	(79)
Total non-derivative financial liabilities		(3,279)	(3,371)
Derivative financial liabilities		23	4
Derivative & Non-derivative financial liabilities		(3,256)	(3,367)
Due between 1 and 2 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		164	760
Derivative contracts - payments		(141)	(756)
Due between 2 and 3 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(289)	(1)
Bonds and other loans		(2,745)	(2,572)
Lease liabilities		(302)	(305)
Other financial liabilities		(24)
Trade payables, accruals and other liabilities		(13)	(10)
Deferred consideration		(8)	(70)
Total non-derivative financial liabilities		(3,381)	(2,958)
Derivative financial liabilities		8	25
Derivative & Non-derivative financial liabilities		(3,373)	(2,933)
Due between 2 and 3 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		805	163
Derivative contracts - payments		(797)	(138)
Due between 3 and 4 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(164)	(278)
Bonds and other loans		(2,449)	(2,646)
Lease liabilities		(242)	(255)
Other financial liabilities		(31)
Trade payables, accruals and other liabilities		(8)	(5)
Deferred consideration		0	(6)
Total non-derivative financial liabilities		(2,894)	(3,190)
Derivative financial liabilities		20	(9)
Derivative & Non-derivative financial liabilities		(2,874)	(3,199)
Due between 3 and 4 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		37	788
Derivative contracts - payments		(17)	(797)
Due between 4 and 5 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bonds and other loans		(2,454)	(2,387)
Lease liabilities		(191)	(212)
Other financial liabilities		(26)
Trade payables, accruals and other liabilities		(14)	(4)
Deferred consideration		(64)
Total non-derivative financial liabilities		(2,749)	(2,603)
Derivative financial liabilities		5	20
Derivative & Non-derivative financial liabilities		(2,744)	(2,583)
Due between 4 and 5 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		478	37
Derivative contracts - payments		(473)	(17)
Later than 5 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(2)
Bonds and other loans		(14,431)	(14,090)
Lease liabilities		(720)	(806)
Trade payables, accruals and other liabilities		(42)	(14)
Deferred consideration		0	(45)
Total non-derivative financial liabilities		(15,195)	(14,955)
Derivative financial liabilities		8	(17)
Derivative & Non-derivative financial liabilities		(15,187)	(14,972)
Later than 5 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		957	1,406
Derivative contracts - payments		€ (949)	€ (1,423)

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.